Summary of significant accounting policies - Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables
Impairment losses	$ 0	$ 0	$ 0
Sales to members
Receivables
Receivables	170,901,000	187,401,000	$ 143,715,000
Sales to non-members
Receivables
Receivables	$ 30,883,000	$ 32,614,000